Trade payables and other current liabilities - Schedule of Trade Payables and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 10,081	$ 6,106	$ 16,281
Other current liabilities:
Employees and social debts	6,260	8,146	7,383
Provisions	1,454	763	0
Advance payments from customers	483	141	311
Others	2,887	2,124	1,205
Total other current liabilities	11,084	11,174	8,899
License and services agreement (See Note 22)	6,514	10,712	5,485
Deferred revenue	710	309	367
Contract liabilities	$ 7,224	$ 11,021	$ 5,852